Related Party Transactions - Additional Information (Detail) - USD ($) $ in Thousands			12 Months Ended
	May 14, 2019	May 14, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Jun. 30, 2021
Due From Related Party						$ 4,900
Contributed capital			$ 0	$ 14,000
Tulco LLC [Member]
Professional fees				100
Revenue from related party			$ 4,200
Tulco LLC [Member] | Common Stock Purchase Agreement [Member]
Business acquisition, number of shares issued and sold		36,675,000
Business acquisition, purchase consideration		$ 50,000
Business acquisition, consideration in cash	$ 17,500
Contributed capital				30,000	$ 30,000
Contribution made from affiliates				$ 14,000	$ 16,000
Businesses acquire, cancellation of notes receivable.	$ 2,500